UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 42.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.7%
Azul Investments, LLP, 5.875%, 10/26/24(1)	$625	$622,656
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	1,301	1,406,706
Lockheed Martin Corp., 4.70%, 5/15/46	810	948,061
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	626,214

		$3,603,637

Automotive — 1.4%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,496,495
General Motors Co., 4.20%, 10/1/27	2,383	2,470,425
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,148,119
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	545	574,294

		$6,689,333

Banks — 13.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,197,174
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,078,120
Banco Santander SA, 3.125%, 2/23/23	1,645	1,638,321
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,427,782
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,455,965
Bank of America Corp., 3.30%, 1/11/23	1,237	1,266,148
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(2)	4,880	4,964,815
Barclays PLC, 4.836%, 5/9/28	1,480	1,541,752
Capital One, N.A., 2.65%, 8/8/22	1,780	1,763,024
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	901,728
Capital One Financial Corp., 2.50%, 5/12/20	485	484,638
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,219,457
Capital One Financial Corp., 3.75%, 4/24/24	700	719,968
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(2)	3,400	3,452,603
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,031,030
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	941,698
Citigroup, Inc., 4.50%, 1/14/22	725	771,852
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,469,468
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,038,713
Discover Bank, 3.20%, 8/9/21	950	964,416
Discover Financial Services, 3.95%, 11/6/24	490	501,145
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,201,740
First Horizon National Corp., 3.50%, 12/15/20	702	717,303
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(2)	1,909	1,897,432
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	930,077
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	996,754
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,551,465

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$1,151	$1,276,820
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,976,139
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,037,151
JPMorgan Chase & Co., 5.625%, 8/16/43	628	781,940
Morgan Stanley, 2.20%, 12/7/18	3,495	3,499,779
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(2)	4,750	4,798,084
Morgan Stanley, 4.00%, 7/23/25	2,220	2,326,168
Morgan Stanley, 4.35%, 9/8/26	643	674,812
Morgan Stanley, 4.875%, 11/1/22	1,132	1,220,117
PPTT, 2006-A GS, Class A, 5.997%(1)(3)	259	255,270
Regions Financial Corp., 2.75%, 8/14/22	640	638,589
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,553,620
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	686,657
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	743,639
Synchrony Bank, 3.00%, 6/15/22	410	408,701
Synovus Financial Corp., 3.125%, 11/1/22	622	617,615
Wells Fargo & Co., 3.45%, 2/13/23	948	966,594

		$63,586,283

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$848,695
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	620,049

		$1,468,744

Building Materials — 0.4%
Masco Corp., 3.50%, 11/15/27	$940	$928,313
Owens Corning, 4.20%, 12/15/22	502	526,865
Vulcan Materials Co., 4.50%, 6/15/47	479	490,610

		$1,945,788

Chemicals — 1.4%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,367,490
Ecolab, Inc., 3.95%, 12/1/47(1)	883	905,678
Ecolab, Inc., 5.50%, 12/8/41	109	136,847
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,952,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,300,804

		$6,663,319

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$935,146
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,400,418
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,103,709

		$3,439,273

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 2.9%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,095,235
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	4,600	4,658,813
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,350	2,450,423
EMC Corp., 1.875%, 6/1/18	4,971	4,947,737
EMC Corp., 3.375%, 6/1/23	1,015	979,659

		$14,131,867

Diversified Financial Services — 3.0%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,226,653
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,717,625
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)	540	540,675
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,108,956
Legg Mason, Inc., 4.75%, 3/15/26	667	715,710
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,092
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	521,575
Synchrony Financial, 2.615%, (3 mo. USD LIBOR + 1.23%), 2/3/20(4)	3,465	3,514,832
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,474,384

		$14,275,502

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,092,922
ITC Holdings Corp., 4.05%, 7/1/23	680	714,242
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	967,537

		$2,774,701

Electrical and Electronic Equipment — 1.2%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$917,372
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,474,760
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	410,612
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,715	1,798,177
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,113,001

		$5,713,922

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$382,000
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,287,260
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,486,215

		$3,155,475

Security	Principal Amount (000’s omitted)	Value

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,448,400

		$1,448,400

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,452,487

		$1,452,487

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$320,434
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	977,600

		$1,298,034

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$971,017

		$971,017

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,477,058

		$1,477,058

Insurance — 0.5%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$879,610
Principal Financial Group, Inc., 4.30%, 11/15/46	534	573,027
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	733,543

		$2,186,180

Internet Software & Services — 0.4%
Seagate HDD Cayman, 3.75%, 11/15/18	$1,600	$1,624,200
Symantec Corp., 5.00%, 4/15/25(1)	500	521,250

		$2,145,450

Lodging and Gaming — 0.4%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$172,000
MGM Resorts International, 4.625%, 9/1/26	900	913,500
Wyndham Worldwide Corp., 4.50%, 4/1/27	700	712,433

		$1,797,933

Mining — 0.7%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$892,125
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	1,011,657
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,285	1,293,836

		$3,197,618

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.7%
Carlisle Cos., Inc., 3.50%, 12/1/24	$491	$495,506
Carlisle Cos., Inc., 3.75%, 12/1/27	2,300	2,327,887
Hexcel Corp., 3.95%, 2/15/27	702	716,795

		$3,540,188

Oil and Gas — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,486,975
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	760,447
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,109,097
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,550,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,417,531
Nabors Industries, Inc., 4.625%, 9/15/21	983	941,222
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	710,357
Noble Energy, Inc., 3.90%, 11/15/24	937	964,642
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,704,375
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,505,164

		$12,150,310

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$901,278

		$901,278

Pharmaceuticals — 0.2%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,073,260

		$1,073,260

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$466,285
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,395
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	684,139
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	805,167
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	971,843
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	605,628

		$4,025,457

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$931,617
Crown Castle International Corp., 3.20%, 9/1/24	851	843,238
Crown Castle International Corp., 3.65%, 9/1/27	750	749,454

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
DDR Corp., 3.625%, 2/1/25	$1,016	$1,000,696
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,283,456
EPR Properties, 4.50%, 6/1/27	1,350	1,359,840

		$6,168,301

Retail-Specialty and Apparel — 0.7%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$974,447
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	312,700
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,894,367

		$3,181,514

Software — 0.3%
CA, Inc., 3.60%, 8/15/22	$400	$405,911
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	956,738

		$1,362,649

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$993,667

		$993,667

Telecommunications — 3.0%
AT&T, Inc., 2.303%, (3 mo. USD LIBOR + 0.89%), 2/14/23(4)	$2,371	$2,391,196
AT&T, Inc., 3.00%, 6/30/22	1,043	1,045,777
AT&T, Inc., 3.40%, 8/14/24	1,333	1,341,477
AT&T, Inc., 3.60%, 2/17/23	1,834	1,877,988
AT&T, Inc., 4.10%, 2/15/28(1)	3,900	3,919,626
AT&T, Inc., 5.15%, 2/14/50	1,200	1,210,694
Nokia Oyj, 4.375%, 6/12/27	1,500	1,486,500
Verizon Communications, Inc., 5.15%, 9/15/23	877	976,856

		$14,250,114

Thrifts & Mortgage Finance — 0.6%
Nationwide Building Society, 2.35%, 1/21/20(1)	$2,300	$2,299,116
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(2)	700	701,431

		$3,000,547

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$905,976

		$905,976

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.7%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,412,590
American Water Capital Corp., 3.40%, 3/1/25	365	376,395
American Water Capital Corp., 4.30%, 9/1/45	842	938,365
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,550,660
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,565	1,546,615
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,027,038
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,265,156

		$8,116,819

Total Corporate Bonds & Notes (identified cost $199,929,915)		$203,092,101

Agency Mortgage-Backed Securities — 23.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$875	$939,311
Pool #C03490, 4.50%, 8/1/40	726	779,345
Pool #C03815, 3.50%, 3/1/42	588	607,680
Pool #C03921, 3.50%, 5/1/42	621	642,868
Pool #C09031, 2.50%, 2/1/43	1,891	1,842,499
Pool #C09032, 3.50%, 2/1/43	1,023	1,056,454
Pool #C91875, 3.50%, 6/1/36	1,180	1,223,311
Pool #G04913, 5.00%, 3/1/38	818	890,233
Pool #G05958, 5.00%, 8/1/40	201	217,694
Pool #G07459, 3.50%, 8/1/43	2,304	2,379,257
Pool #G07589, 5.50%, 6/1/41	3,318	3,685,232
Pool #G08348, 5.00%, 6/1/39	207	224,397
Pool #G08524, 3.00%, 3/1/43	1,143	1,149,794
Pool #G08534, 3.00%, 6/1/43	1,981	1,993,438
Pool #G08596, 4.50%, 7/1/44	1,011	1,079,087
Pool #G08666, 3.00%, 9/1/45	2,389	2,395,594
Pool #G08670, 3.00%, 10/1/45	1,559	1,563,114
Pool #G08701, 3.00%, 4/1/46	2,394	2,398,724
Pool #G08717, 4.00%, 8/1/46	2,302	2,410,836
Pool #G08738, 3.50%, 12/1/46	2,139	2,198,918
Pool #G08758, 4.00%, 4/1/47	2,032	2,126,769
Pool #G60173, 4.00%, 7/1/45	1,265	1,333,423
Pool #G60761, 3.00%, 10/1/43	2,388	2,403,111
Pool #Q00285, 4.50%, 4/1/41	545	584,282
Pool #Q08641, 3.50%, 6/1/42	615	635,069
Pool #Q10378, 3.00%, 8/1/42	1,198	1,206,875
Pool #Q17453, 3.50%, 4/1/43	1,883	1,945,160

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #Q21661, 3.50%, 9/1/43	$997	$1,029,951
Pool #Q34310, 3.50%, 6/1/45	2,215	2,281,939
Pool #Q40264, 3.50%, 5/1/46	1,731	1,779,361
Pool #Q45051, 3.00%, 12/1/46	3,602	3,611,591
Pool #Q46889, 3.50%, 3/1/47	2,914	3,021,397
Pool #Q47999, 4.00%, 5/1/47	3,822	4,036,013

		$55,672,727

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$118	$127,315
Pool #735415, 6.50%, 12/1/32	254	288,486
Pool #889982, 5.50%, 11/1/38	64	71,027
Pool #890427, 3.50%, 4/1/42	1,163	1,201,511
Pool #929009, 6.00%, 1/1/38	191	215,078
Pool #995203, 5.00%, 7/1/35	24	25,978
Pool #AB3678, 3.50%, 10/1/41	3,949	4,099,707
Pool #AB6633, 3.50%, 10/1/42	1,023	1,056,423
Pool #AB8923, 3.00%, 4/1/43	1,437	1,446,031
Pool #AE0949, 4.00%, 2/1/41	330	348,436
Pool #AH1559, 4.00%, 12/1/40	127	133,571
Pool #AH9055, 4.50%, 4/1/41	425	456,438
Pool #AK6759, 3.50%, 3/1/42	1,051	1,086,228
Pool #AL5162, 3.00%, 9/1/43	1,055	1,061,085
Pool #AL6838, 4.00%, 4/1/43	869	916,035
Pool #AL7019, 3.50%, 11/1/42	1,972	2,038,164
Pool #AL7524, 5.00%, 7/1/41	1,161	1,254,316
Pool #AS3892, 4.00%, 11/1/44	1,216	1,275,644
Pool #AS4421, 4.00%, 2/1/45	849	895,239
Pool #AS5332, 4.00%, 7/1/45	1,464	1,541,894
Pool #AS6014, 4.00%, 10/1/45	951	1,001,687
Pool #AS6811, 3.00%, 3/1/46	1,756	1,759,684
Pool #AS9721, 4.00%, 6/1/47	2,873	3,008,095
Pool #AZ0857, 3.00%, 7/1/45	1,010	1,014,483
Pool #AZ3743, 3.50%, 11/1/45	2,497	2,568,753
Pool #BA0891, 3.50%, 1/1/46	2,785	2,863,450
Pool #BA0908, 3.50%, 3/1/46	1,675	1,722,602
Pool #BA3938, 3.50%, 1/1/46	2,060	2,118,325
Pool #BC1849, 3.00%, 5/1/46	3,151	3,156,795
Pool #BC6815, 3.00%, 6/1/46	2,249	2,253,042
Pool #BD1183, 3.50%, 12/1/46	1,383	1,421,249
Pool #BE2316, 3.50%, 1/1/47	3,404	3,499,020
Pool #MA0634, 4.50%, 1/1/31	758	806,546
Pool #MA0956, 4.00%, 1/1/42	1,361	1,434,542
Pool #MA1789, 4.50%, 2/1/44	918	986,377
Pool #MA2389, 3.50%, 9/1/35	714	740,464

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #MA2653, 4.00%, 6/1/46	$2,331	$2,441,152
Pool #MA2711, 3.00%, 8/1/46	1,771	1,760,953

		$54,095,825

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,836	$1,905,705

		$1,905,705

Total Agency Mortgage-Backed Securities (identified cost $112,812,221)		$111,674,257

Collateralized Mortgage Obligations — 3.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.052%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	$715	$733,399

		$733,399

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,768	$1,778,733
Series 4030, Class PA, 3.50%, 6/15/40	1,376	1,409,225
Series 4423, Class A, 3.50%, 10/15/39	1,890	1,921,735

		$5,109,693

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (4)	$1,981	$1,981,927
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (4)	1,030	1,039,766
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (4)	1,275	1,315,844
Series 2017-C07, Class 1M1, 2.202%, (1 mo. USD LIBOR + 0.65%), 5/25/30 (4)	994	997,538

		$5,335,075

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$357	$384,114
Series 2011-117, Class QA, 3.50%, 10/25/31	1,145	1,150,401
Series 2011-135, Class PK, 4.50%, 5/25/40	1,241	1,288,145
Series 2013-6, Class HD, 1.50%, 12/25/42	313	298,605
Series 2013-130, Class EA, 3.00%, 6/25/38	1,396	1,405,173
Series 2014-70, Class KP, 3.50%, 3/25/44	1,458	1,497,698

		$6,024,136

Total Collateralized Mortgage Obligations (identified cost $17,262,995)		$17,202,303

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(5)	$1,050	$1,080,211
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	825,863
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	575,029
Series 2014-CR21, Class C, 4.416%, 12/10/47(5)	500	499,200
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.364%, 12/15/49(5)	1,500	1,521,014
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.662%, 8/15/47(1)(5)	675	580,901
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(5)	500	434,609
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(5)	250	216,883
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(5)	2,685	2,107,768
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class D, 4.052%, 1/15/46(1)(5)	2,000	1,908,341
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.296%, 12/15/49(5)	1,050	1,070,590
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)	2,000	2,002,492
Motel 6 Trust
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	1,509	1,511,485
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(4)	610	612,178
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(5)	1,350	1,356,616
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.541%, 9/15/58(5)	900	901,654
Series 2015-SG1, Class C, 4.469%, 9/15/48(5)	1,500	1,468,749

Total Commercial Mortgage-Backed Securities (identified cost $18,487,432)		$18,673,583

Asset-Backed Securities — 16.0%

Security	Principal Amount (000’s omitted)	Value

Automotive — 5.6%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$1,853	$1,851,046
Series 2017-4, Class A, 2.00%, 7/10/20(1)	1,500	1,499,869

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	$610	$609,726
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,804
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,395	1,395,051
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,013,716
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	454,566
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	385	384,448
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,347,961
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	509,940
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,566	1,565,905
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	68	67,705
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	179	178,802
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	413	412,317
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,241
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,597
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,086,026
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,639,034
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	759	758,191
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,732
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,187	1,183,472
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	1,064	1,064,268
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	997,154
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	3,717	3,715,205
Series 2016-A, Class A2, 1.32%, 12/16/19	233	232,904
Series 2016-B, Class A2, 1.10%, 1/15/20	360	359,187
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	998,451

		$26,983,318

Security	Principal Amount (000’s omitted)	Value

Other — 7.3%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,689,899
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	53	53,243
Series 2017-B, Class A, 2.29%, 6/15/20(1)	1,394	1,393,344
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,196,208
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	50	50,376
Series 2017-B, Class A, 2.73%, 7/15/20(1)	2,130	2,129,284
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	995	1,042,133
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	3,245	3,242,424
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	3,067	3,073,495
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	2,391	2,394,350
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,006,358
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	738	738,120
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,908,706
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	4,733	4,749,245
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	997	997,896
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	5,232	5,236,149
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	61	61,132
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	551	549,198
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	191	191,386
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	640	639,931
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,012	1,019,928
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	699,212
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,094,143

		$35,156,160

Restaurants — 2.6%
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	$1,758	$1,797,437
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	653	658,074
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	340	347,769

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants (continued)
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$2,370	$2,407,063
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	3,226	3,243,062
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,947	3,023,652
Series 2018-1A, Class A2I, 3.573%, 3/15/48(1)(6)	710	710,666

		$12,187,723

Single Family Home Rental — 0.5%
Colony American Homes
Series 2014-1A, Class C, 3.327%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(4)	$915	$918,763
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	627	623,635
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(4)	363	364,441
Series 2017-SFR2, Class C, 2.941%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(4)	461	464,838

		$2,371,677

Total Asset-Backed Securities (identified cost $76,697,564)		$76,698,878

Foreign Government and Agency Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$554,691

		$554,691

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$828,710

		$828,710

Total Foreign Government and Agency Securities (identified cost $1,318,240)		$1,383,401

U.S. Treasury Obligations — 8.3%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 2.75%, 8/15/47	$26,200	$26,208,924
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(7)	8,399	9,452,246
U.S. Treasury Note, 2.00%, 11/30/22	2,200	2,179,924
U.S. Treasury Note, 2.25%, 11/15/27	2,150	2,119,332

Total U.S. Treasury Obligations (identified cost $39,768,182)		$39,960,426

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 5.277%, (3 mo. USD LIBOR + 3.557%)(4)(8)(9)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(10)	8,356,132	$8,355,296

Total Short-Term Investments (identified cost $8,355,782)		$8,355,296

Total Purchased Options — 0.0%(11) (identified cost $115,030)		$86,250

Total Investments — 99.6% (identified cost $476,764,601)		$477,526,495

Other Assets, Less Liabilities — 0.4%		$1,837,599

Net Assets — 100.0%		$479,364,094

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $115,777,342 or 24.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.

(6)	When-issued security.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Non-income producing security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(11)	Amount is less than 0.05%.

Put Options Purchased — 0.0%(11)

Exchange-Traded Options — 0.0%(11)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 3/2018	240	$29,771,250	$122.00	2/23/18	$30,000
U.S. 10-Year Treasury Note Futures 3/2018	300	37,214,063	122.50	2/23/18	56,250

Total					$86,250

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	25	Short	Mar-18	$(3,101,171)	$12,463
U.S. Ultra-Long Treasury Bond	10	Long	Mar-18	1,676,562	9,672

					$22,135

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $468,408,819)	$469,171,199
Affiliated investment, at value (identified cost, $8,355,782)	8,355,296
Interest receivable	2,849,945
Dividends receivable from affiliated investment	6,305
Receivable from affiliate	4,782
Total assets	$480,387,527

Liabilities
Payable for when-issued securities	$710,000
Payable for variation margin on open financial futures contracts	703
Payable to affiliates:
Investment adviser fee	180,661
Trustees’ fees	6,565
Accrued expenses	125,504
Total liabilities	$1,023,433
Net Assets applicable to investors’ interest in Portfolio	$479,364,094

Sources of Net Assets
Investors’ capital	$478,580,065
Net unrealized appreciation	784,029
Total	$479,364,094

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Interest (net of foreign taxes, $210)	$14,008,714
Dividends from affiliated investment	68,483
Total investment income	$14,077,197

Expenses
Investment adviser fee	$2,145,405
Trustees’ fees and expenses	28,030
Custodian fee	137,999
Legal and accounting services	82,493
Miscellaneous	17,294
Total expenses	$2,411,221
Deduct —
Allocation of expenses to affiliate	$55,164
Total expense reductions	$55,164

Net expenses	$2,356,057

Net investment income	$11,721,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,677,757
Investment transactions — affiliated investment	(2,395)
Financial futures contracts	1,250
Net realized gain	$3,676,612
Change in unrealized appreciation (depreciation) —
Investments	$5,585,848
Investments — affiliated investment	15
Financial futures contracts	22,135
Net change in unrealized appreciation (depreciation)	$5,607,998

Net realized and unrealized gain	$9,284,610

Net increase in net assets from operations	$21,005,750

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$11,721,140	$8,848,020
Net realized gain	3,676,612	700,300
Net change in unrealized appreciation (depreciation)	5,607,998	(1,296,888)
Net increase in net assets from operations	$21,005,750	$8,251,432
Capital transactions —
Contributions	$55,689,460	$273,785,174
Withdrawals	(81,587,010)	(140,464,710)
Net increase (decrease) in net assets from capital transactions	$(25,897,550)	$133,320,464

Net increase (decrease) in net assets	$(4,891,800)	$141,571,896

Net Assets
At beginning of year	$484,255,894	$342,683,998
At end of year	$479,364,094	$484,255,894

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.49%	0.50%		0.50%		0.50%		0.50%
Net investment income	2.46%	2.01%		2.00%		2.47%		2.48%
Portfolio Turnover	123%	132	%(3)	159	%(3)	134	%(3)	107%

Total Return(2)	4.48%	2.73%		0.04%		5.27%		(1.04)%

Net assets, end of year (000’s omitted)	$479,364	$484,256		$342,684		$214,538		$177,700

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.03% and 0.07% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To Be Announced (TBA) transactions.

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.7% and 34.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $2,145,405 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $55,164 of the Portfolio’s operating expenses for the year ended December 31, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

30

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$249,948,604	$174,373,138
U.S. Government and Agency Securities	330,758,970	427,227,049

	$580,707,574	$601,600,187

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$477,254,116

Gross unrealized appreciation	$4,414,633
Gross unrealized depreciation	(4,228,504)

Net unrealized appreciation	$186,129

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2017 is included in the Portfolio of Investments. At December 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Financial futures contracts	$22,135	(1)	$—
Purchased options	86,250	(2)	—

Total	$108,385		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or payable for variation margin on open futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

31

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$1,250	$22,135
Purchased options	—	(28,780)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Investments, respectively.

The average notional cost of futures contracts outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$1,067,000	$240,000

The average number of purchased options contracts outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was 20 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$203,092,101	$—	$203,092,101
Agency Mortgage-Backed Securities	—	111,674,257	—	111,674,257
Collateralized Mortgage Obligations	—	17,202,303	—	17,202,303
Commercial Mortgage-Backed Securities	—	18,673,583	—	18,673,583
Asset-Backed Securities	—	76,698,878	—	76,698,878
Foreign Government and Agency Securities	—	1,383,401	—	1,383,401
U.S. Treasury Obligations	—	39,960,426	—	39,960,426
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	8,355,296	—	8,355,296
Put Options Purchased	86,250	—	—	86,250

Total Investments	$86,250	$477,040,245	$400,000	$477,526,495

Futures Contracts	$22,135	$—	$—	$22,135

Total	$108,385	$477,040,245	$400,000	$477,548,630

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Core Bond Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$49,385	$52,510
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,339	$19,629
All Other Fees(3)	$0	$0

Total	$68,724	$72,139

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/16	12/31/17
Registrant	$19,339	$19,629
Eaton Vance(1)	$46,000	$148,018

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018